Nuveen Massachusetts Quality Municipal
Income Fund
Portfolio of Investments February 28, 2022
(Unaudited)
NMT
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 155.4% (100.0% of Total Investments)
MUNICIPAL BONDS - 155.4%  (100.0% of Total Investments)
Education and Civic Organizations - 48.3% (31.1% of Total Investments)
$ 210 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/49
6/26 at 100.00 N/R $ 220,206
450 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/41
4/32 at 100.00 N/R 522,769
Massachusetts Development Finance Agency, Revenue
Bonds, Bentley College Issue, Series 2021A:
1,000 4.000%, 7/01/38 7/31 at 100.00 A2 1,138,070
735 4.000%, 7/01/39 7/31 at 100.00 A2 834,791
3,515 Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016, 5.000%, 10/01/39
10/26 at 100.00 A 3,999,191
2,200 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/38
7/23 at 100.00 AA- 2,303,070
730 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T, 5.000%, 7/01/42
7/27 at 100.00 AA- 850,640
Massachusetts Development Finance Agency, Revenue
Bonds, Boston University, Tender Option Bond Trust
2016-XG0070:
575 17.459%, 10/01/48, 144A, (IF) (4) 10/23 at 100.00 AA- 702,293
1,880 17.561%, 10/01/48, 144A, (IF) (4) 10/23 at 100.00 AA- 2,296,702
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
2,000 5.000%, 1/01/34 1/28 at 100.00 BBB+ 2,281,220
2,240 5.000%, 1/01/37 1/28 at 100.00 BBB+ 2,548,829
1,955 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A- 2,224,712
1,500 Massachusetts Development Finance Agency, Revenue Bonds,
Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50
No Opt. Call AAA 2,156,700
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
450 3.500%, 7/01/35 7/25 at 100.00 AA 474,421
190 5.000%, 7/01/37 7/25 at 100.00 AA 212,194
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/47
7/26 at 100.00 BBB- 1,326,096
550 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2012, 5.000%, 10/01/31
10/22 at 100.00 A1 562,463
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
875 5.000%, 3/01/39 3/24 at 100.00 A1 935,174
1,400 5.000%, 3/01/44 3/24 at 100.00 A1 1,495,704
500 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB+ 524,755
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 4.000%, 10/01/38
10/30 at 100.00 BBB+ 1,197,977
1,230 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA 1,367,440
450 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/36
7/29 at 100.00 Baa2 525,019
1,175 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 Baa2 1,258,930
Massachusetts Development Finance Agency, Revenue
Bonds, The Broad Institute, Series 2017:
2,200 5.000%, 4/01/35 10/27 at 100.00 AA- 2,584,978
1,250 5.000%, 4/01/36 10/27 at 100.00 AA- 1,467,800
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 970,401
1,325 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/42
1/28 at 100.00 Baa1 1,511,375

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NMT
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,510 Massachusetts Development Finance Agency, Revenue Bonds, Woods
Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA- $ 1,798,033
1,365 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2012, 5.000%, 9/01/50
9/22 at 100.00 A 1,391,167
840 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2016, 5.000%, 9/01/37
9/26 at 100.00 A 960,406
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017:
550 5.000%, 9/01/42 9/27 at 100.00 A 642,675
700 5.000%, 9/01/47 9/27 at 100.00 A 812,840
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B, 5.000%, 9/01/42
9/27 at 100.00 A 2,921,250
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2019, 4.000%, 9/01/44
9/29 at 100.00 A 1,101,560
500 Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017, 5.000%, 7/01/35
7/27 at 100.00 Baa2 569,425
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA- 4,355,760
2,495 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2016, 5.000%, 1/01/40
7/26 at 100.00 AA- 2,843,776
Massachusetts Development Finance Authority, Revenue
Refunding Bonds, Boston University, Series 1999P:
1,090 6.000%, 5/15/29 No Opt. Call Aa3 1,321,701
1,000 6.000%, 5/15/59 5/29 at 105.00 Aa3 1,303,070
205 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2011, 5.625%, 7/01/33, (AMT)
3/22 at 100.00 AA 205,246
500 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B, 5.000%, 7/01/28, (AMT)
No Opt. Call AA 582,245
4,000 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 4,466,560
690 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2020-1, 5.000%, 11/01/36
11/29 at 100.00 Aa2 848,935
55,705 Total Education and Civic Organizations 64,618,569
Health Care - 27.4% (17.6% of Total Investments)
1,340 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB+ 1,512,337
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 A+ 1,070,190
500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/32
7/26 at 100.00 BBB 566,350
1,675 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I, 5.000%, 7/01/30
7/26 at 100.00 A 1,897,406
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 997,470
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,106,240
500 5.000%, 7/01/33 7/25 at 100.00 A 552,605
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
1,500 5.000%, 7/01/38 7/28 at 100.00 A 1,773,765
2,000 5.000%, 7/01/43 7/28 at 100.00 A 2,348,340
2,800 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 A1 3,174,164
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45
8/25 at 100.00 A 3,850,700
1,080 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 BB+ 1,124,226
100 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 BB+ 116,382
3,450 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2016Q, 5.000%, 7/01/47
7/26 at 100.00 AA- 3,901,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2017S-1:
$ 2,200 5.000%, 7/01/37 1/28 at 100.00 AA- $ 2,580,314
2,100 4.000%, 7/01/41 1/28 at 100.00 AA- 2,318,778
820 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
7/23 at 100.00 BBB+ 856,564
170 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 5.000%, 7/01/50
7/31 at 100.00 A- 207,036
Massachusetts Development Finance Agency, Revenue
Bonds, The Lowell General Hospital, Series 2013G:
1,000 5.000%, 7/01/37 7/23 at 100.00 BBB+ 1,051,660
2,200 5.000%, 7/01/44 7/23 at 100.00 BBB+ 2,309,802
610 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 694,644
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 417,888
1,095 5.000%, 7/01/44 7/27 at 100.00 A- 1,258,155
445 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 505,315
280 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 324,540
100 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 AA 111,897
32,765 Total Health Care 36,628,718
Housing/Multifamily - 2.6% (1.7% of Total Investments)
215 Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H,
5.125%, 6/01/43
3/22 at 100.00 AA 215,325
740 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA 753,742
1,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/50
12/28 at 100.00 AA 990,110
1,335 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020D-1, 2.550%, 12/01/50
6/30 at 100.00 AA 1,219,362
400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.450%, 12/01/51
6/30 at 100.00 AA 356,052
3,690 Total Housing/Multifamily 3,534,591
Long-Term Care - 3.8% (2.5% of Total Investments)
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,040 4.125%, 10/01/42, 144A 10/22 at 105.00 BB+ 1,104,647
250 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 267,210
460 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 507,136
485 Massachusetts Development Finance Agency, Revenue Bonds, Carleton-
Willard Village, Series 2019, 4.000%, 12/01/42
12/25 at 103.00 A- 525,759
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2013A, 5.250%, 1/01/26
1/23 at 100.00 BBB 1,035,470
525 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2022. Forward Delivery, 4.000%, 1/01/51, 144A,
(WI/DD, Settling 10/13/22)
1/27 at 103.00 N/R 535,873
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/49
10/24 at 104.00 BBB 1,088,170
4,760 Total Long-Term Care 5,064,265

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NMT
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 16.8% (10.8% of Total Investments)
$ 1,240 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
3/22 at 100.00 AA $ 1,244,055
1,885 Ludlow, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2019, 3.000%, 2/01/49
2/27 at 100.00 AA- 1,877,309
2,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 Aa1 2,235,280
3,895 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 Aa1 4,546,945
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.250%, 1/01/44
1/29 at 100.00 Aa1 4,827,240
2,450 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 3.000%, 4/01/49
4/31 at 100.00 Aa1 2,430,988
525 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
3.000%, 11/01/42
11/30 at 100.00 Aa1 530,602
1,775 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
5/22 at 100.00 Aa2 1,790,265
1,950 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/42
9/27 at 100.00 Aa2 1,967,764
815 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022A, 5.000%, 6/01/50, (WI/DD, Settling 3/15/22)
6/32 at 100.00 N/R 1,011,554
20,535 Total Tax Obligation/General 22,462,002
Tax Obligation/Limited - 27.2% (17.5% of Total Investments)
855 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 937,260
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/35
5/27 at 100.00 AA 581,475
1,000 Massachusetts Bay Transportation Authority, Assessment Bonds, Series
2012A, 5.000%, 7/01/41
7/22 at 100.00 AAA 1,013,850
2,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2020B-1, 5.000%, 7/01/41
7/28 at 100.00 AA 2,382,280
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2021A-1:
2,165 4.000%, 7/01/39 7/31 at 100.00 AA 2,510,036
1,000 4.000%, 7/01/51 7/31 at 100.00 AA 1,132,870
Massachusetts College Building Authority, Project Revenue
Bonds, Refunding Series 2003B:
1,000 5.375%, 5/01/23 - SYNCORA GTY Insured No Opt. Call AA 1,051,160
2,500 5.500%, 5/01/39 - SYNCORA GTY Insured No Opt. Call AA 3,505,625
550 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/47
5/32 at 100.00 N/R 623,727
1,350 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,502,726
3,020 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Social Series 2020A, 5.000%, 8/15/50
8/30 at 100.00 AAA 3,673,679
2,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 2,382,600
1,500 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 1,805,220
Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005:
1,500 5.500%, 1/01/27 - NPFG Insured No Opt. Call A1 1,752,840
2,000 5.500%, 1/01/34 - NPFG Insured No Opt. Call AAA 2,606,040
1,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 AA+ 1,186,430
1,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AA+ 1,658,010

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 863 4.550%, 7/01/40 7/28 at 100.00 N/R $ 956,040
820 0.000%, 7/01/46 7/28 at 41.38 N/R 266,385
4,205 0.000%, 7/01/51 7/28 at 30.01 N/R 989,773
775 4.750%, 7/01/53 7/28 at 100.00 N/R 857,103
1,259 5.000%, 7/01/58 7/28 at 100.00 N/R 1,411,906
520 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 529,178
1,000 Virgin Islands Public Finance Authority, Matching Fund Loan Notes
Revenue Bonds, Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 1,017,650
34,882 Total Tax Obligation/Limited 36,333,863
Transportation - 9.0% (5.8% of Total Investments)
2,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/47, (AMT)
7/27 at 100.00 Aa2 2,874,875
Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 7/01/39 7/24 at 100.00 Aa2 1,078,900
2,500 5.000%, 7/01/44 7/24 at 100.00 Aa2 2,695,075
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715 5.000%, 7/01/40 7/25 at 100.00 Aa2 792,985
1,000 5.000%, 7/01/45 7/25 at 100.00 Aa2 1,107,630
2,000 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 Aa2 2,402,480
1,000 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 4.000%, 7/01/44, (AMT)
7/29 at 100.00 A1 1,075,860
10,715 Total Transportation 12,027,805
U.S. Guaranteed - 8.7% (5.6% of Total Investments) (5)
1,265 Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds,
Massachusetts Municipal Lighting Plant Cooperative, Series 2013,
5.000%, 7/01/32, (Pre-refunded 7/01/23)
7/23 at 100.00 AA- 1,331,501
1,610 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 1,741,392
855 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2012B, 5.000%, 5/01/37, (Pre-refunded 5/01/22)
5/22 at 100.00 Aa2 861,293
1,000 Massachusetts Development Finance Agency Revenue Bonds, Children?s
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 AA 1,093,310
1,410 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 A 1,508,235
368 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R 395,695
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Series 2013A:
885 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AAA 928,152
990 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 N/R 1,037,659
500 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Series 2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 576,700
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2014-1:
1,620 5.000%, 11/01/44, (Pre-refunded 11/01/24) 11/24 at 100.00 N/R 1,778,258
380 5.000%, 11/01/44, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 417,544
10,883 Total U.S. Guaranteed 11,669,739

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NMT
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 11.6% (7.4% of Total Investments)
$ 565 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29
7/24 at 100.00 A- $ 603,663
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
1,250 5.000%, 7/01/37 7/27 at 100.00 A- 1,416,513
420 5.000%, 7/01/40 7/27 at 100.00 A- 474,499
415 Lynn Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Series 2003A, 5.000%, 12/01/32 - NPFG Insured
3/22 at 100.00 A1 416,511
1,000 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 1,065,590
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 N/R 1,152,670
1,310 4.000%, 7/01/40 1/32 at 100.00 N/R 1,507,155
1,400 4.000%, 7/01/41 1/32 at 100.00 N/R 1,608,012
60 Massachusetts Water Pollution Abatement Trust, Pooled Loan Program
Bonds, Series 2003-9, 5.000%, 8/01/22
3/22 at 100.00 AAA 60,212
1,230 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2017B, 5.000%, 8/01/42
8/27 at 100.00 AA+ 1,435,619
2,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2019B, 5.000%, 8/01/44
8/29 at 100.00 AA+ 2,433,680
1,130 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2020B, 5.000%, 8/01/45
8/30 at 100.00 AA+ 1,381,142
1,000 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/37
4/27 at 100.00 AA 1,163,390
635 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/38
4/29 at 100.00 AA 716,909
13,415 Total Utilities 15,435,565
$ 187,350 Total Long-Term Investments (cost $198,643,226) 207,775,117
Variable Rate Demand Preferred Shares, net of deferred offering costs - (55.2)% (6) (73,756,084)
Other Assets Less Liabilities - (0.2)% (313,433)
Net Assets Applicable to Common Shares - 100% $ 133,705,600

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 207,775,117 $ – $ 207,775,117
Total
$ – $ 207,775,117 $ – $ 207,775,117
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 35.5.%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD Purchased on a when-issued or delayed delivery basis.